IFRSs not yet effective	12 Months Ended
Dec. 31, 2025
IFRSs not yet effective
IFRSs not yet effective

4 IFRSs not yet effective

On April 9, 2024, the IASB issued IFRS 18 “Presentation and Disclosure in Financial Statements,” which replaces IAS 1. In order to increase comparability and transparency of information, IFRS 18: (i) requires the profit and loss account to be divided into five sections (operating, investing, financing, income taxes and discontinued operation) and the mandatory presentation of operating profit or loss and profit or loss before financing and income tax; ; (ii) with reference to statement of cash flows: (a) generally requires the presentation of interests and dividends paid as cash flows from financing activities; (b) provides, in general terms, for the presentation of interests and dividends received as cash flows from investing activities; (c) identifies the operating profit or loss as the starting point when presenting cash flows from operating activities under the indirect method; (iii) requires the disclosure of the management performance measures and their reconciliation with the most directly comparable subtotals required by IFRS; and (iv) strengthens the guidance on the aggregation and disaggregation of information presented in the primary financial statements and in the notes. IFRS 18 shall be applied for annual reporting periods beginning on or after January 1, 2027. During 2025, analyses were initiated to identify the areas affected by the new provisions and the related impacts.

On May 30, 2024, the IASB issued the amendments to IFRS 9 and IFRS 7 “Classification and Measurement of Financial Instruments” aimed, essentially, to clarify the timing of derecognition of financial liabilities settled through electronic payment systems and to provide clarifications about the classification of financial assets with environmental, social and governance features (for example, sustainability bonds). The amendments shall be applied for annual reporting periods beginning on or after January 1, 2026.

On July 18, 2024, the IASB issued the document “Annual Improvements to IFRS Standards – Volume 11”, which include, basically, technical and editorial changes to existing standards. The amendments to the standards shall be applied for annual reporting periods beginning on or after January 1, 2026.

On December 18, 2024 the IASB issued the amendments to IFRS 9 and IFRS 7 “Contracts Referencing Nature dependent Electricity” aimed essentially at: (i) clarifying the use of the “own-use exemption” for power purchase agreements from renewable sources; and (ii) allowing, subject to certain conditions being met, the designation of a cash flow hedge in the presence of contracts for the purchase or sale of electricity from renewable sources (settable on a net basis). The amendments to the standards shall be applied for annual reporting periods beginning on or after January 1, 2026.

On November 13, 2025, the IASB issued amendments to IAS 21 “Translation to a Hyperinflationary Presentation Currency”, aimed at clarifying how financial statements should be translated from a non-hyperinflationary currency to a hyperinflationary one. The amendments are effective for annual reporting periods beginning on or after January 1, 2027.

Eni is currently reviewing the IFRSs not yet effective in order to determine the likely impact on the Consolidated Financial Statements.